FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Financial Assets Classified as Level 3 (Details) - Recurring fair value measurement - Level 3 - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	$ 692	$ 297
Fair value change recorded in net income	33	(9)
Fair value change recorded in other comprehensive income	(5)	(5)
Additions	0	523
Dispositions	(65)	(111)
Foreign currency translation and other	3	(3)
Financial assets at end of period	$ 658	$ 692